UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period: February 29, 2012

Item 1. Reports to Stockholders.

PMC Funds

PMC Core Fixed Income Fund (PMFIX)

PMC Diversified Equity Fund (PMDEX)

Semi-Annual Report

February 29, 2012

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers the six-month period ended February 29, 2012 as well as the period since the inception of the PMC Funds. The table below presents the performance of the two PMC Funds relative to their respective benchmarks.

The six-month period ended February 29, 2012 was one of continued economic recovery and sustained appreciation in the equity markets. The U.S. economy performed better than many analysts expected, overcoming the protracted sovereign debt issues facing the euro zone. Once halting progress had been made to resolve the euro zone’s problems, the economy’s strength helped change investor sentiment, providing the underpinnings for a market rally. The Federal Reserve has maintained its long-held policy of accommodation, and inaugurated a transparent approach towards communicating its outlook for growth, inflation and interest rates. Accordingly, the Fed has communicated that it will abide by its low interest rate policy until at least 2014, providing investors confidence that the Fed will not choke off growth prematurely. Economic segments such as housing that had previously been holding back growth have begun to show signs of bottoming, which in turn provides a boost to consumer confidence. Inflation remains within the bounds targeted by the Fed, and is not expected to pose problems for the foreseeable future. The employment situation also began to show real signs of improvement, as the private sector added jobs at a healthy clip, but perhaps not fast enough to return the unemployment rate to pre-recession levels in the near future. Looking ahead, the consensus among economists is that the economy will continue to expand moderately in 2012, but opinions are more divergent about the prospects for 2013.

A strong economy and equity market generally mean that the bond market does not perform as well, and that is what began to happen over the past six months. For much of that time the yield on benchmark 10-year U.S. Treasury Note was confined to a trading range of between 1.7% and 2.0%. These historically low yield levels have been driven by the Fed’s accommodative stance. However, with the economy continuing on an upward trajectory, yields broke out of their trading range, and approached 2.4%, indicating that traders believe the Fed may be forced to raise rates sooner than it had communicated.

Financial market performance over the past six months proved to be quite strong. Equity markets continued the robust performance of recent quarters, with the MSCI World Index (global all capitalization) generating a return of +8.5%. Domestic equities tended to perform somewhat better than their international counterparts during the period. In terms of the fixed income market, the Barclays Capital U.S. Aggregate Bond Index, a broad-based index of fixed income securities, generate a return of +2.7% for the six-month period.

As discussed in more detail below, the PMC Funds benefited from the economic and financial market recovery with each of the two funds outperforming its respective benchmark over the six-month period.

Cumulative Total Returns as of February 29, 2012*

*Unannualized Except for Since Inception Data

Fund	Three Months	Six Months	One Year	Since Inception	Inception Date	Net Expense Ratio**	Gross Expense Ratio
PMC Diversified Equity Fund	9.70%	9.39%	0.51%	12.19%	8-26-09	1.40%	1.70%
MSCI World Index	10.22%	8.54%	-1.13%	10.13%
PMC Core Fixed Income Fund	3.41%	3.35%	7.09%	8.41%	9-28-07	1.00%	1.50%
Barclays Capital Aggregate Bond Index	1.96%	2.73%	8.37%	6.68%

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For more recent performance, please call 1-866-762-7338. Performance results reflect expense subsidies and waivers in effect; without these waivers, returns would have been less favorable.

**	Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. (“the Adviser”) and the Funds, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Funds to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.40% of the PMC Diversified Equity Fund’s average net assets through December 29, 2012 and 1.00% of the PMC Core Fixed Income Fund’s average net assets through December 29, 2012. This operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees. The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three filed years, subject to the limitations or a Fund’s expenses described above.

PMC	Diversified Equity Fund

The PMC Diversified Equity Fund was launched on August 26, 2009, and provides broad equity asset class exposure. The Fund’s investment objective is long-term capital appreciation, and is sub-advised by five institutional investment managers: Mellon Capital Management Corporations (Large Cap Growth); Loomis, Sayles & Company, L.P. (Large Cap Value); Delaware Management Company (Small Cap Core); Neuberger Berman Management LLC (International ADR); and William Blair & Company, L.L.C. (Global Overlay). The Fund has performed well on both absolute and relative bases in the six months ended February 29, 2012, generating a return of +9.39%, which compares favorably to the benchmark MSCI World Index, which posted a return of +8.54%.

PMC	Core Fixed Income Fund

The PMC Core Fixed Income Fund continued to perform exceptionally well on an absolute basis in the three- and six-month periods ended February 29, 2012. For the most recent three-month period, the Fund generated a return of +3.41%, outperforming the benchmark Barclays Capital U.S. Aggregate Bond Index’s return of +1.96%. For the six months ended February 29, 2012, the Fund posted a return of +3.35%, beating the benchmark’s return of +2.73%. The Fund’s sub-advisers, Neuberger Berman Fixed Income LLC, Schroder Investment Management North America, Inc., and William Blair & Company, L.L.C., continue to benefit from improvements in the situation in Europe and the resilience of the U.S. economy. Credit spreads have narrowed in this environment, allowing the sub-advisers’ security selection ability in the credit segment to add value. Each of the Fund’s sub-advisers has been opportunistic in identifying market segments and individual credits that have provided strong relative performance. The portfolios of both Neuberger Berman and Schroder have underweighted Treasurys, and have been overweight the various sectors the sub-advisers perceive as offering the best return/risk profile, including investment-grade, high yield and mortgage-backed securities.

Envestnet	Asset Management

The views in this report were those of the Investment Adviser and the Investment Sub-Advisers as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Examples

(Unaudited)

As a shareholder of the PMC Funds (the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/11–2/29/12).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PMC FUNDS

Expense Example Tables

(Unaudited)

	PMC Core Fixed Income Fund
	Beginning Account Value 9/1/11	Ending Account Value 2/29/12	Expenses Paid During Period 9/1/11–2/29/12*
Actual	$1,000.00	$1,033.50	$5.06
Hypothetical (5% return before expenses)	1,000.00	1,019.89	5.02
*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	PMC Diversified Equity Fund
	Beginning Account Value 9/1/11	Ending Account Value 2/29/12	Expenses Paid During Period 9/1/11–2/29/12*
Actual	$1,000.00	$1,093.90	$7.29
Hypothetical (5% return before expenses)	1,000.00	1,017.90	7.02
*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal. The Fund’s allocation of portfolio holdings as of February 29, 2012 is shown below.

	PMC Core Fixed Income Fund	Barclays Capital Aggregate Bond Index
One Year	7.09%	8.37%
Three Year	9.99%	7.52%
Since Inception (9/28/07)	8.41%	6.68%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338.

Continued

PMC CORE FIXED INCOME FUND

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Barclays Capital Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

*	Inception Date

PMC DIVERSIFIED EQUITY FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund’s allocation of portfolio holdings as of February 29, 2012 is shown below.

	PMC Diversified Equity Fund	MSCI World Index
One Year	0.51%	-1.13%
Since Inception (8/26/09)	12.19%	10.13%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338.

Continued

PMC DIVERSIFIED EQUITY FUND

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on August 26, 2009, the inception date of the Fund. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 30, 2011, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited)

	Principal Amount	Value
Asset Backed Securities—3.21%
AmeriCredit Automobile Receivables Trust
2012-1, 0.910%, 10/08/2015	$170,000	$170,289
BA Credit Card Trust
2010-1, 0.542%, 09/15/2015	140,000	140,416
CarMax Auto Owner Trust
2012-1, 0.890%, 09/15/2016	155,000	155,031
Carrington Mortgage Loan Trust
2005-FRE1, 0.494%, 01/25/2034	81,193	80,583
Chase Issuance Trust
FLT, 1.974%, 09/15/2015	140,000	143,226
Citibank Omni Master Trust
A, 2.342%, 05/15/2016(a)	175,000	175,728
CNH Equipment Trust
2011-A, 2.040%, 10/17/2016	155,000	159,256
Continental Airlines 2007-1 Class A Pass Through Trust
2007-1, 5.983%, 4/19/2022	144,069	157,755
Delta Air Lines 2007-1 Class A Pass Through Trust
2007-1, 6.821%, 08/10/2022(a)	146,587	160,703
Delta Air Lines 2009-1 Class A Pass Through Trust
7.750%, 12/17/2019	109,656	123,911
Discover Card Master Trust
A, 1.542%, 12/15/2014	140,000	140,533
Fremont Home Loan Trust
2004-2, 1.174%, 07/25/2034	109,762	84,726
Golden Credit Card Trust
2012-2, 1.770%, 01/15/2019(a)	155,000	155,067
Honda Auto Receivables Owner Trust
2012-1, 0.970%, 04/16/2018	60,000	60,057
MBNA Credit Card Master Note Trust
2005-10A, 0.302%, 11/16/2015	70,000	70,011
Newcastle Mortgage Securities Trust
A-4, 0.524%, 03/25/2036	180,000	119,586
Nissan Auto Receivables Owner Trust
2012-A, 1.000%, 07/16/2018	120,000	121,625
Structured Asset Investment Loan Trust
2004-8, 1.144%, 09/25/2034	210,000	130,140
UAL 2007-1 Pass Through Trust
Series A, 6.636%, 01/02/2024	338,969	352,527
Wachovia Auto Owner Trust
2008-A, 1.392%, 03/20/2014	63,934	64,099

Total Asset Backed Securities (Cost $2,667,998)		2,765,269

Corporate Bonds—26.08%
Ambulatory Health Care Services—0.04%
Quest Diagnostics, Inc.
4.700%, 04/01/2021	30,000	32,821

Beverage and Tobacco Product Manufacturing—1.30%
Altria Group, Inc.
9.950%, 11/10/2038	35,000	54,879
Coca Cola Co.
1.800%, 09/01/2016	85,000	87,486
Dr. Pepper Snapple Group, Inc.
3.200%, 11/15/2021	135,000	137,183

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Principal Amount	Value
PepsiCo, Inc.
2.750%, 03/05/2022	$85,000	$84,926
Pernod-Ricard SA
2.950%, 01/15/2017(a)	150,000	153,138
5.500%, 01/15/2042(a)	150,000	160,655
Reynolds American, Inc.
7.625%, 06/01/2016	80,000	96,568
7.250%, 06/15/2037	25,000	30,126
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019(a)	100,000	106,250
SABMiller Holdings Inc.
3.750%, 01/15/2022(a)	200,000	209,027

		1,120,238

Broadcasting (except Internet)—1.26%
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/2017(a)	75,000	80,812
DIRECTV Holdings LLC
6.000%, 08/15/2040	100,000	115,138
5.000%, 03/01/2021	55,000	61,217
6.375%, 03/01/2041	60,000	72,483
NBCUniversal Media LLC
5.150%, 04/30/2020	185,000	214,266
6.400%, 04/30/2040	75,000	95,384
Time Warner Cable, Inc.
6.750%, 07/01/2018	155,000	190,747
6.550%, 05/01/2037	40,000	48,444
5.500%, 09/01/2041	115,000	127,105
Univision Communications, Inc.
7.875%, 11/01/2020(a)	75,000	80,250

		1,085,846

Building Material and Garden Equipment and Supplies Dealers—0.04%
Lowe’s Cos., Inc.
3.800%, 11/15/2021	35,000	37,881

Chemical Manufacturing—0.72%
Abbott Laboratories
4.125%, 05/27/2020	40,000	45,759
Agrium, Inc.
6.125%, 01/15/2041	45,000	55,758
Amgen, Inc.
5.150%, 11/15/2041	125,000	131,325
Gilead Sciences, Inc.
4.500%, 04/01/2021	65,000	69,742
The Dow Chemical Co.
4.250%, 11/15/2020	155,000	166,567
The Mosaic Co.
3.750%, 11/15/2021	120,000	125,438
4.875%, 11/15/2041	20,000	20,630

		615,219

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Principal Amount	Value
Clothing and Clothing Accessories Stores—0.11%
Nordstrom, Inc.
6.750%, 06/01/2014	$40,000	$45,293
4.750%, 05/01/2020	40,000	45,644

		90,937

Computer and Electronic Product Manufacturing—1.08%
Hewlett-Packard Co.
2.350%, 03/15/2015	125,000	128,002
4.650%, 12/09/2021	95,000	102,640
Jabil Circuit, Inc.
5.625%, 12/15/2020	80,000	85,600
L-3 Communications Corp.
3.950%, 11/15/2016	85,000	89,461
5.200%, 10/15/2019	160,000	173,008
Texas Instruments, Inc.
2.375%, 05/16/2016	75,000	78,911
Xerox Corp.
4.500%, 05/15/2021	265,000	270,957

		928,579

Credit Intermediation and Related Activities—7.76%
American Honda Finance Corp.
1.450%, 02/27/2015(a)	255,000	255,927
Bank Nova Scotia
1.250%, 11/07/2014(a)	415,000	419,825
Bank of America Corp.
4.750%, 08/01/2015	80,000	82,417
5.875%, 02/07/2042	185,000	185,197
Bank of Montreal
2.850%, 06/09/2016(a)	550,000	581,743
1.950%, 01/30/2018(a)	250,000	254,403
Bank of Nova Scotia
2.550%, 01/12/2017	90,000	93,250
Bank Tokyo-Mitsubishi UFJ Ltd.
2.350%, 02/23/2017(a)	200,000	201,216
Canadian Imperial Bank of Commerce
0.900%, 09/19/2014(a)	390,000	390,723
2.600%, 07/02/2015(a)	380,000	399,500
Caterpillar Financial Services Corp.
1.375%, 05/20/2014	70,000	71,101
Citigroup, Inc.
2.650%, 03/02/2015	100,000	100,100
3.953%, 06/15/2016	140,000	144,858
4.450%, 01/10/2017	65,000	68,679
6.125%, 11/21/2017	160,000	179,450
6.875%, 03/05/2038	50,000	58,853
Cooperative Centrale Raiffeisen-Boerenleeenbank BA
3.875%, 02/08/2022	155,000	154,908
Danske Bank A/S
3.875%, 04/14/2016(a)	200,000	196,454
ERAC USA Finance LLC
4.500%, 08/16/2021(a)	95,000	97,560
Ford Motor Credit Co. LLC
6.625%, 08/15/2017	100,000	113,447

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Principal Amount	Value
General Electric Capital Corp.
5.900%, 05/13/2014	$130,000	$143,558
General Electric Captial Corp.
4.650%, 10/17/2021	70,000	76,272
HSBC Holdings PLC
4.875%, 01/14/2022	120,000	130,280
National Bank Of Canada
2.200%, 10/19/2016(a)	675,000	697,549
Royal Bank of Canada
3.125%, 04/14/2015(a)	200,000	212,373
SLM Corp.
6.000%, 01/25/2017	35,000	36,169
Toronto-Dominion Bank
2.200%, 07/29/2015(a)	270,000	280,568
Toyota Motor Credit Corp.
3.300%, 01/12/2022	160,000	162,940
US Bank NA
4.950%, 10/30/2014	250,000	273,879
Wachovia Bank NA
0.917%, 11/03/2014	300,000	289,975
WEA Finance LLC
7.500%, 06/02/2014(a)	185,000	205,136
Wells Fargo & Co.
1.250%, 02/13/2015	110,000	109,858

		6,668,168

Executive, Legislative, and Other General Government Support—0.17%
Province of New Brunswick Canada
2.750%, 06/15/2018	140,000	147,433

Food Manufacturing—0.69%
HJ Heinz Co.
1.500%, 03/01/2017	105,000	104,849
2.850%, 03/01/2022	85,000	84,985
Kraft Foods, Inc.
6.875%, 02/01/2038	30,000	39,951
6.875%, 01/26/2039	65,000	86,124
6.500%, 02/09/2040	95,000	123,993
Sigma Alimentos SA de CV
5.625%, 04/12/2018(a)	150,000	156,375

		596,277

Food Services and Drinking Places—0.04%
Yum! Brands, Inc.
6.875%, 11/15/2037	25,000	32,139

Funds, Trusts, and Other Financial Vehicles—0.97%
Bank of America NA
6.100%, 06/15/2017	330,000	346,004
Boston Properties LP
3.700%, 11/15/2018	50,000	52,416
Digital Realty Trust LP
5.875%, 02/01/2020	110,000	119,948
5.250%, 03/15/2021	55,000	58,023
Health Care REIT, Inc.
5.250%, 01/15/2022	70,000	74,129

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Principal Amount	Value
Sabra Health Care LP
8.125%, 11/01/2018	$80,000	$86,200
Ventas Realty LP
4.250%, 03/01/2022	95,000	94,597

		831,317

General Merchandise Stores—0.18%
Macy’s Retail Holdings, Inc.
6.700%, 07/15/2034	65,000	76,767
Wal-Mart Stores, Inc.
3.625%, 07/08/2020	75,000	82,192

		158,959

Health and Personal Care Stores—0.39%
Aristotle Holding, Inc.
2.650%, 02/15/2017(a)	215,000	215,493
CVS Caremark Corp.
6.125%, 09/15/2039	95,000	119,103

		334,596

Insurance Carriers and Related Activities—1.25%
Berkshire Hathaway, Inc.
0.940%, 02/11/2013	290,000	291,766
3.400%, 01/31/2022	85,000	86,998
CNA Financial Corp.
7.350%, 11/15/2019	55,000	64,307
Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	215,000	223,868
5.500%, 03/30/2020	85,000	88,639
Metlife, Inc.
6.817%, 08/15/2018	70,000	85,779
Nationwide Financial Services, Inc.
5.375%, 03/25/2021(a)	80,000	80,128
Willis Group Holdings PLC
5.750%, 03/15/2021	65,000	71,013
XLIT Ltd.
5.750%, 10/01/2021	80,000	88,281

		1,080,779

Machinery Manufacturing—0.09%
Case New Holland, Inc.
7.750%, 09/01/2013	75,000	80,625

Management of Companies and Enterprises—1.17%
Bank of America Corp.
4.500%, 04/01/2015	145,000	147,303
6.500%, 08/01/2016	25,000	27,227
Eksportfinans ASA
3.000%, 11/17/2014	100,000	94,193
JPmorgan Chase & Co.
4.500%, 01/24/2022	110,000	117,114
JPMorgan Chase & Co.
4.250%, 10/15/2020	70,000	72,543
Morgan Stanley
3.800%, 04/29/2016	140,000	136,684
5.625%, 09/23/2019	410,000	410,560

		1,005,624

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Principal Amount	Value
Merchant Wholesalers, Nondurable Goods—0.47%
Alliance One International, Inc.
10.000%, 07/15/2016	$70,000	$70,525
Aristotle Holding, Inc.
3.500%, 11/15/2016(a)	65,000	67,132
Lorillard Tobacco Co.
8.125%, 06/23/2019	180,000	225,654
McKesson Corp.
7.500%, 02/15/2019	35,000	45,314

		408,625

Mining (except Oil and Gas)—0.74%
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 03/01/2017	45,000	45,105
3.550%, 03/01/2022	320,000	319,136
Newmont Mining Corp.
6.250%, 10/01/2039	25,000	30,967
Peabody Energy Corp.
6.250%, 11/15/2021(a)	80,000	84,200
Southern Copper Corp.
6.750%, 04/16/2040	60,000	65,962
Teck Resources Ltd.
6.250%, 07/15/2041	80,000	92,342

		637,712

Motion Picture and Sound Recording Industries—0.20%
Time Warner, Inc.
6.100%, 07/15/2040	80,000	95,218
5.375%, 10/15/2041	70,000	78,028

		173,246

Oil and Gas Extraction—1.09%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	70,000	81,122
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019(a)	100,000	102,500
Enterprise Products Operating LLC
6.125%, 10/15/2039	25,000	29,963
5.950%, 02/01/2041	55,000	64,955
Husky Energy, Inc.
5.900%, 06/15/2014	135,000	147,465
Noble Energy, Inc.
4.150%, 12/15/2021	85,000	89,217
Occidental Petroleum Corp.
1.750%, 02/15/2017	35,000	35,499
Petrobras International Finance co.
3.500%, 02/06/2017	265,000	271,371
Petrohawk Energy Corp.
7.250%, 08/15/2018	50,000	57,438
Targa Res Partners / Targa Res Sr Nt 6.875% 21
6.875%, 02/01/2021	55,000	58,988

		938,518

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Principal Amount	Value
Petroleum and Coal Products Manufacturing—0.07%
Hess Corp.
6.000%, 01/15/2040	$50,000	$60,865

Pipeline Transportation—0.23%
El Paso Pipeline Partners Operating Co. LLC
6.500%, 04/01/2020	80,000	89,540
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	95,000	108,281

		197,821

Primary Metal Manufacturing—0.09%
ArcelorMittal
6.250%, 02/25/2022	75,000	77,631

Professional, Scientific, and Technical Services—0.10%
DuPont Fabros Technology LP
8.500%, 12/15/2017	75,000	83,250

Publishing Industries (except Internet)—0.11%
UBM PLC
5.750%, 11/03/2020(a)	100,000	98,972

Rail Transportation—0.61%
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	195,000	193,166
CSX Corp.
3.700%, 10/30/2020	105,000	108,921
6.150%, 05/01/2037	45,000	55,045
4.750%, 05/30/2042	115,000	120,510
Norfolk Southern Corp.
5.900%, 06/15/2019	40,000	48,693

		526,335

Rental and Leasing Services—0.19%
Avis Budget Car Rental LLC
8.250%, 01/15/2019	80,000	83,800
Rent-A-Center, Inc.
6.625%, 11/15/2020	80,000	83,700

		167,500

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—1.03%
Goldman Sachs Group, Inc.
5.750%, 01/24/2022	245,000	256,223
Merrill Lynch & Co., Inc.
6.050%, 05/16/2016	30,000	31,005
Prudential Financial, Inc.
3.875%, 01/14/2015	135,000	142,787
4.750%, 09/17/2015	65,000	70,871
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	175,000	175,902
UBS AG
1.875%, 01/23/2015(a)	205,000	206,355

		883,143

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Principal Amount	Value
Specialty Trade Contractors—0.70%
CenturyLink, Inc.
6.450%, 06/15/2021	$50,000	$53,030
Nederlandse Waterschapsbank NV
1.375%, 05/16/2014(a)	365,000	366,595
Teva Pharmaceutical Finance Co. BV
2.400%, 11/10/2016	180,000	186,467

		606,092

Support Activities for Mining—0.23%
Precision Drilling Corp.
6.500%, 12/15/2021(a)	95,000	101,888
WPX Energy, Inc.
6.000%, 01/15/2022(a)	90,000	93,375

		195,263

Support Activities for Transportation—0.11%
Vale Overseas Ltd.
4.375%, 01/11/2022	95,000	98,920

Telecommunications—1.54%
AT&T, Inc.
3.875%, 08/15/2021	205,000	221,195
6.550%, 02/15/2039	70,000	89,581
Deutsche Telekom International Finance BV
4.875%, 03/06/2042(a)	150,000	148,090
France Telecom SA
5.375%, 01/13/2042	80,000	87,428
Nextel Communications, Inc.
6.875%, 10/31/2013	80,000	80,700
Qwest Corp.
7.625%, 06/15/2015	90,000	102,833
6.750%, 12/01/2021	170,000	194,650
Telefonica Emisiones SAU
3.992%, 02/16/2016	125,000	125,870
5.462%, 02/16/2021	150,000	151,156
Verizon Communications, Inc.
3.500%, 11/01/2021	115,000	120,554

		1,322,057

Transportation Equipment Manufacturing—0.26%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	85,000	91,056
Lockheed Martin Corp.
3.350%, 09/15/2021	45,000	46,176
Tenneco, Inc.
6.875%, 12/15/2020	80,000	86,200

		223,432

Utilities—0.96%
Atmos Energy Corp.
8.500%, 03/15/2019	60,000	79,418
Consolidated Edison Co. of New York, Inc.
4.450%, 06/15/2020	25,000	28,520
Exelon Generation Co. LLC
4.000%, 10/01/2020	225,000	235,780

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Principal Amount	Value
Georgia Power Co.
4.30%, 03/15/2042	$70,000	$71,140
Noble Energy, Inc.
6.000%, 03/01/2041	40,000	47,777
Southwestern Energy Co.
4.10%, 03/15/2022	365,000	364,551

		827,186

Water Transportation—0.09%
Royal Caribbean Cruises Ltd.
11.875%, 07/15/2015	65,000	79,462

Total Corporate Bonds (Cost $21,218,917)		22,453,468

Foreign Bonds—1.80%
Air Canada
9.250%, 08/01/2015(a)	80,000	77,800
ArcelorMittal
6.125%, 06/01/2018	535,000	566,869
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	35,000	50,029
Province of Manitoba Canada
1.300%, 04/03/2017	255,000	254,487
Swedbank Hypotek AB
1.024%, 03/28/2014(a)	200,000	198,855
Teck Resources Ltd.
10.750%, 05/15/2019	60,000	74,498
Telecom Italia Capital SA
6.175%, 06/18/2014	100,000	103,250
Westpac Banking Corp.
1.900%, 12/14/2012(a)	105,000	105,976
WPP Finance UK
8.000%, 09/15/2014	100,000	115,560

Total Foreign Bonds (Cost $1,478,762)		1,547,324

Foreign Government Agency Issues—0.88%
Caisse Centrale Desjardins du Quebec
1.600%, 03/06/2017(a)	445,000	445,000
Petroleos Mexicanos
4.875%, 01/24/2022(a)	105,000	110,198
Sberbank of Russia Via SB Capital SA
4.950%, 02/07/2017(a)	200,000	202,500

Total Foreign Government Agency Issues (Cost $748,968)		757,698

Mortgage Backed Securities—17.45%
Americold LLC Trust
2010-ART, 3.847%, 01/14/2029(a)	91,399	95,843
2010-ART, 4.954%, 01/14/2029(a)	165,000	183,530
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2006-6, 5.356%, 10/10/2045	65,000	72,227
2007-1, 5.451%, 01/15/2049	200,000	226,623
BCAP LLC Trust
2010-RR7, 5.000%, 04/28/2020(a)	30,511	31,666
Bear Stearns Commerical Mortgage Securities
A-4, 5.331%, 02/11/2044	70,000	75,981

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates
2006-C8, 5.306%, 12/10/2046	$225,000	$253,368
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	214,867
2002-CK2, 6.133%, 04/15/2037	18,699	18,688
CW Capital Cobalt Ltd.
2007-C3, 6.015%, 05/15/2046	260,000	290,104
DBUBS Mortgage Trust
2011-LC1, 3.742%, 11/13/2046(a)	83,249	88,594
Deutsche Bank Commercial Mortgage Trust
TRUST, 5.322%, 12/11/2049	200,000	220,318
Extended Stay America Trust
A, 2.951%, 11/05/2015(a)	473,904	480,465
Fannie Mae Pool
5.000%, 03/01/2030	135,386	146,453
5.000%, 06/01/2033	116,084	125,519
5.000%, 11/01/2033	67,910	73,430
5.000%, 08/01/2034	368,019	399,009
5.000%, 03/01/2036	516,896	558,825
6.000%, 05/01/2036	363,808	400,993
6.218%, 09/01/2036	219,977	239,392
5.500%, 12/01/2037	47,240	51,493
5.000%, 02/01/2038	174,926	189,115
5.500%, 02/01/2038	441,192	480,919
5.500%, 06/01/2038	161,108	175,615
5.500%, 07/01/2038	581,286	633,627
5.500%, 11/01/2038	105,471	114,968
4.500%, 04/01/2039	99,215	105,839
4.500%, 08/01/2040	42,407	45,238
4.500%, 09/01/2040	4,331	4,621
5.000%, 04/01/2041	116,877	126,303
4.500%, 07/01/2041	150,816	160,885
4.000%, 08/01/2041	263,391	278,062
4.500%, 09/01/2041	244,230	260,536
4.000%, 10/01/2041	291,843	307,653
4.000%, 10/01/2041	188,763	196,424
4.500%, 10/01/2041	154,135	164,426
4.500%, 10/01/2041	24,863	26,523
3.405%, 01/01/2042	174,350	183,121
3.411%, 01/01/2042	267,752	281,376
3.500%, 01/01/2042	252,699	259,197
Freddie Mac Gold Pool
3.500%, 09/01/2026	131,892	138,967
3.500%, 09/01/2026	172,615	181,874
5.500%, 12/01/2027	35,815	38,995
5.000%, 02/01/2035	28,917	31,235
5.000%, 07/01/2035	77,248	83,392
5.000%, 08/01/2035	24,036	25,947
5.500%, 09/01/2037	15,625	16,976
5.500%, 12/01/2037	283,131	307,608
5.500%, 09/01/2038	246,532	267,768
5.000%, 02/01/2039	143,702	154,973
4.500%, 12/01/2039	287,952	306,186
4.500%, 05/01/2041	83,955	89,272

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Principal Amount	Value
5.000%, 05/01/2041	$97,278	$105,045
4.500%, 06/01/2041	160,247	170,394
4.500%, 07/01/2041	291,151	309,588
4.500%, 07/01/2041	232,740	247,479
Freddie Mac Non Gold Pool
3.801%, 07/01/2041	133,062	139,972
Freddie Mac REMICS
0.000%,	139,705	142,314
375200.00%, 2.124%, 06/15/2015	701,655	25,475
391000.00%, 5.000%, 06/15/2034	352,747	59,598
Greenwich Capital Commercial Funding Corp.
2007-GG9, 5.444%, 03/10/2039	125,000	139,343
Impac CMB Trust
2004-10, 0.583%, 03/25/2035	31,974	30,093
2005-4, 0.642%, 05/25/2035	87,026	71,579
2005-6, 0.586%, 10/25/2035	99,743	85,857
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	254,252
Series 2007-LDP12, 5.882%, 02/15/2051	235,000	265,036
LB-UBS Commercial Mortgage Trust
Series 2002-C7, 4.960%, 12/15/2031	91,357	93,730
Master Adjustable Rate Mortgages Trust
2004-14, 0.876%, 01/25/2035	73,054	65,969
Merrill Lynch Mortgage Trust
Series 2002-MW1, 5.619%, 07/12/2034	111,045	111,407
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-5, 5.378%, 08/12/2048	175,000	189,902
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, 6.163%, 08/12/2049	100,000	111,551
Morgan Stanley Capital I
A-4, 5.150%, 06/13/2041	346,670	360,184
A-2, 5.610%, 04/15/2049	66,279	68,416
Mortgage-Linked Amortizing Notes
DEBT, 2.060%, 01/15/2022	639,564	650,372
NCUA Guaranteed Notes
2010-R2, 0.623%, 11/06/2017	270,007	270,007
2010-R1, 0.690%, 10/07/2020	39,728	39,774
2010-R1, 1.840%, 10/07/2020	62,334	62,997
2010-R2, 0.723%, 11/05/2020	219,509	219,509
Nelnet Student Loan Trust
2010-4, 0.800%, 04/25/2046(a)	96,725	96,407
Sequoia Mortgage Trust
2012-1, 2.865%, 01/25/2042	198,065	201,856
Wachovia Bank Commercial Mortgage Trust
2007-C31, 5.509%, 04/15/2047	200,000	219,378
Series 2007-C32, 5.933%, 06/15/2049	175,000	193,416
Wells Fargo Mortgage Backed Securities Trust
2004-1, 5.500%, 02/25/2034	135,214	137,999

Total Mortgage Backed Securities (Cost $14,515,379)		15,023,928

U.S. Government Agency Issues—18.48%
Fannie Mae
Pool #000TBA, 5.000%, 03/14/2038	100,000	107,984
4.500%, 03/01/2040	1,470,000	1,566,698
4.000%, 03/15/2041	700,000	736,750

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Principal Amount	Value
Fannie Mae Pool
Pool #897512, 5.000%, 12/01/2021	$275,612	$298,233
4.000%, 03/01/2025	792,716	840,067
5.500%, 10/01/2035	132,566	144,793
Pool #990906, 5.500%, 10/01/2035	580,065	633,747
6.000%, 09/01/2036	47,497	52,352
Pool #831922, 5.500%, 11/01/2036	54,750	59,715
6.000%, 03/01/2037	217,136	239,194
6.000%, 03/01/2037	369,903	407,480
Pool #952572, 5.500%, 09/01/2037	27,758	30,258
Pool #981566, 5.000%, 05/01/2038	14,981	16,194
6.000%, 05/01/2038	342,743	378,861
6.000%, 05/01/2038	101,774	112,112
Pool #934305, 5.000%, 06/01/2038	443,736	479,661
Pool #975737, 5.000%, 09/01/2038	26,011	28,117
Fannie Mae REMICS
2008-2, 5.000%, 07/25/2037	59,725	66,812
Federal Home Loan Banks
5.500%, 07/15/2036	165,000	212,455
Freddie Mac
4.000%, 03/15/2041	2,280,000	2,392,219
4.500%, 03/15/2041	950,000	1,009,226
000TBA, 5.500%, 03/15/2041	320,000	347,150
3.500%, 03/15/2042	400,000	412,563
Freddie Mac Gold Pool
Pool #G1-3122, 5.000%, 04/01/2023	12,349	13,272
5.500%, 05/01/2035	214,063	233,037
5.500%, 10/01/2037	14,916	16,205
Pool #G03812, 5.500%, 02/01/2038	20,868	22,672
Pool #A7-2203, 5.500%, 02/01/2038	89,153	96,832
Pool #G0-4449, 5.500%, 07/01/2038	120,268	130,628
Pool #G0-4471, 5.500%, 07/01/2038	54,620	59,325
Pool #A8-2657, 5.500%, 10/01/2038	100,058	109,646
Pool #A8-2134, 6.000%, 10/01/2038	41,855	46,080
Pool #G0-5164, 5.500%, 11/01/2038	179,712	195,444
Freddie Mac Non Gold Pool
Pool #1H-2617, 5.778%, 05/01/2036	275,726	295,028
Pool #1J-1346, 5.548%, 11/01/2036	67,690	72,071
Pool #1G-1509, 5.314%, 02/01/2037	105,762	112,579
Ginne Mae I Pool
4.000%, 12/15/2040	131,642	142,261
Ginnie Mae
4.000%, 03/15/2041	670,000	721,611
3.500%, 03/15/2042	590,000	618,578
4.000%, 03/15/2042	770,000	829,314
Ginnie Mae II Pool
5.000%, 05/20/2030	76,664	85,404
6.000%, 10/20/2032	18,289	20,600
5.500%, 02/20/2034	118,993	132,778
6.000%, 06/20/2035	45,501	51,252
4.000%, 05/20/2041	61,742	65,941
4.000%, 07/20/2041	259,327	276,987

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Principal Amount	Value
Government National Mortgage Association
2010-41, 4.500%, 06/20/2033	$177,140	$12,408
2009-45, 5.000%, 12/20/2033	156,491	162,743
2010-113, 4.000%, 09/20/2038	131,000	142,421
2010-149, 4.500%, 06/20/2039	205,000	230,725
2010-167, 4.000%, 08/20/2039	200,000	217,556
2010-98, 4.500%, 08/20/2040	200,000	223,753

Total U.S. Government Agency Issues (Cost $15,547,269)		15,909,792

U.S. Treasury Obligations—9.19%
United States Treasury Inflation Indexed Bonds—2.45%
1.125%, 01/15/2021	41,265	47,197
2.375%, 01/15/2017	1,745,883	2,065,461

		2,112,658

U.S. Treasury Note/Bonds—6.74%
0.375%, 09/30/2012	2,000,000	2,002,812
0.250%, 01/31/2014	285,000	284,789
0.250%, 01/15/2015	180,000	179,198
0.250%, 02/15/2015	350,000	348,346
0.875%, 01/31/2017	55,000	55,060
2.375%, 10/31/2014	5,000	5,260
2.000%, 11/15/2021	920,000	924,744
2.000%, 02/15/2022	440,000	440,963
3.125%, 01/31/2017	80,000	88,706
3.625%, 08/15/2019	280,000	322,744
3.125%, 11/15/2041	10,000	10,087
3.750%, 08/15/2041	10,000	11,348
4.375%, 05/15/2041	300,000	377,859
6.875%, 08/15/2025	485,000	736,972
4.500%, 02/15/2036	10,000	12,719

		5,801,607

Total U.S. Treasury Obligations (Cost $7,554,704)		7,914,265

Municipal Bonds—0.29%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	80,000	92,819
Province of Quebec Canada
2.750%, 08/25/2021	35,000	35,462
South Carolina Student Loan Corp.
0.734%, 01/25/2021	89,709	89,200
State of California
7.550%, 04/01/2039	25,000	33,125

Total Municipal Bonds (Cost $242,322)		250,606

	Shares
Exchange-Traded Funds—17.31%
iShares Barclays Intermediate Credit Bond Fund(b)	35,135	3,843,066
iShares Barclays MBS Bond Fund(b)	30,934	3,346,749
iShares iBoxx Investment Grade Corporate Bond Fund(b)	15,904	1,871,901
SPDR Barclays Capital High Yield Bond ETF	135,176	5,419,206
WisdomTree Emerging Markets Local Debt Fund(b)	8,082	424,952

Total Exchange-Traded Funds (Cost $14,423,372)		14,905,874

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Shares	Value
Purchased Options—0.01%
U.S. 10 Year Future Option
Expiration: March, 2012, Exercise Price: $134.00	38	$1,187

Total Purchased Options (Cost $11,960)		1,187

	Principal Amount
Short-Term Investments—15.22%
Money Market Funds—7.10%
AIM STITT-Treasury Portfolio	$2,550,000	2,550,000
First American Government Obligations Fund	826,606	826,606
Fidelity Institutional Government Portfolio	2,735,157	2,735,157

Total Money Market Funds (Cost $6,111,763)		6,111,763

U.S. Treasury Bills—8.12%
0.003%, 03/22/2012	2,000,000	1,999,997
0.100%, 04/19/2012	1,000,000	999,866
0.106%, 02/13/2012	4,000,000	3,995,300

Total U.S. Treasury Bills (Cost $6,996,515)		6,995,163

Total Short-Term Investments (Cost $13,108,278)		13,106,926

Total Investments (Cost $91,517,929)—109.92%		94,636,337
Liabilities in Excess of Other Assets—(9.92)%		(8,540,833)

Total Net Assets—100.00%		$86,095,504

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid, using procedures established by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Open Futures Contracts

February 29, 2012 (Unaudited)

Description	Number of Contracts	Settlement Month	Unrealized Appreciation (Depreciation)
Euro Bond Future	3	Mar. 2012	($7,798)
U.S. 10 Year Note Future	13	Jun. 2012	7,280
U.S. 5 Year Note Future	24	Jun. 2012	4,613

Total Futures Contracts Sold			$4,095

Australian 10 Year Bond Future	5	Mar. 2012	($7,259)
Canadian 10 Year Bond Future	6	Jun. 2012	4,407
Long Gilt Future	3	Jun. 2012	(2,439)
U.S. 2 Year Note Future	41	Jun. 2012	(3,272)
U.S. Long Bond Future	2	Jun. 2012	(2,332)
U.S. Ultra Bond Future	6	Jun. 2012	(9,432)

Total Futures Contracts Purchased			($20,327)

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS—75.62%
Administrative and Support Services—0.91%
Experian PLC—ADR	26,045	$391,978
Kforce, Inc.(a)	8,390	118,299
Liquidity Services, Inc.(a)	2,225	96,231
OpenTable, Inc.(a)	1,170	56,745
WNS Holdings Ltd—ADR(a)	5,600	61,656

		724,909

Air Transportation—0.15%
Bristow Group, Inc.	2,530	119,441

Ambulatory Health Care Services—0.16%
Air Methods Corp.(a)	1,445	130,382

Amusement, Gambling, and Recreation Industries—0.51%
Bally Technologies, Inc.(a)	1,405	60,331
Las Vegas Sands Corp.(a)	2,750	152,928
Wynn Resorts Ltd.	1,660	196,776

		410,035

Apparel Manufacturing—0.28%
G-III Apparel Group Ltd.(a)	4,200	104,664
Jones Group, Inc.	2,950	29,058
Perry Ellis International, Inc.(a)	5,250	91,507

		225,229

Beverage and Tobacco Product Manufacturing—2.94%
Anheuser-Busch InBev NV—ADR	2,995	201,414
Coca-Cola Co.	1,485	103,742
Coca-Cola Enterprises, Inc.	14,940	431,766
Constellation Brands, Inc.(a)	6,930	151,351
Diageo PLC—ADR	2,010	192,076
Dr. Pepper Snapple Group, Inc.	5,085	193,484
LVMH Moet Hennessy Louis Vuitton SA—ADR	6,555	220,707
PepsiCo, Inc.	4,460	280,712
Philip Morris International, Inc.	6,733	562,340

		2,337,592

Broadcasting (except Internet)—1.48%
CBS Corp.	4,451	133,085
Comcast Corp.	12,643	371,451
DIRECTV(a)	2,774	128,492
Jupiter Telecommunications Co. Ltd.—ADR(a)	5,335	349,389
Liberty Interactive Corp.(a)	10,400	195,104

		1,177,521

Building Material and Garden Equipment and Supplies Dealers—0.13%
Titan Machinery, Inc.(a)	3,995	104,629

Chemical Manufacturing—7.84%
Abbott Laboratories	4,850	274,559
Acorda Therapeutics, Inc.(a)	3,345	87,505
Air Products & Chemicals, Inc.	1,943	175,337
Alkermes PLC(a)(b)	8,185	144,138
Amgen, Inc.	2,230	151,529
Bristol-Myers Squibb Co.	3,417	109,925

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Shares	Value
CF Industries Holdings, Inc.	1,310	$243,660
Church & Dwight, Inc.	2,300	109,802
CSL Ltd—ADR	12,320	217,694
Eli Lilly & Co.	5,645	221,510
Ferro Corp.(a)	10,900	60,495
Fresenius Medical Care AG & Co., KGaA—ADR	4,510	317,143
Gilead Sciences, Inc.(a)	4,980	226,590
Incyte Corp.(a)	6,060	102,778
Innophos Holdings, Inc.	1,040	52,395
L’Oreal SA—ADR	7,090	161,581
Merck & Co., Inc.	8,494	324,216
Monsanto Co.	3,160	244,521
Mosaic Co.	1,150	66,413
Novartis AG—ADR	3,900	212,589
Novo Nordisk A/S—ADR	2,550	357,842
Onyx Pharmaceuticals, Inc.(a)	3,370	129,138
Pfizer, Inc.	18,742	395,455
PPG Industries, Inc.	735	67,069
Prestige Brands Holdings, Inc.(a)	4,565	75,323
Quidel Corp.(a)	6,340	89,901
Roche Holding AG—ADR	9,355	407,690
Salix Pharmaceuticals, Inc.(a)	1,615	79,652
Sanofi—ADR	6,186	229,068
Shuffle Master, Inc.(a)	9,550	139,430
Sociedad Quimica y Minera de Chile SA—ADR	2,990	176,948
Spectrum Pharmaceuticals, Inc.(a)	6,580	93,370
TPC Group, Inc.(a)	2,480	86,155
United Therapeutics Corp.(a)	3,470	165,623
Warner Chilcott PLC(a)(b)	3,350	56,046
Watson Pharmaceuticals, Inc.(a)	1,350	78,732
West Pharmaceutical Services, Inc.	2,495	103,792

		6,235,614

Clothing and Clothing Accessories Stores—0.39%
Dillard’s, Inc.	1,050	64,197
DSW, Inc.	2,085	117,594
JOS A Bank Clothiers, Inc.(a)	2,515	129,497

		311,288

Computer and Electronic Product Manufacturing—7.35%
Activision Blizzard, Inc.	8,015	95,779
ADTRAN, Inc.	3,740	131,835
Agilent Technologies, Inc.(a)	6,310	275,242
Alcatel-Lucent—ADR(a)	116,140	286,865
Amkor Technology, Inc.(a)	16,640	106,330
Apple, Inc.(a)	2,599	1,409,801
Applied Micro Circuits Corp.(a)	13,215	89,598
Cirrus Logic, Inc.(a)	4,055	95,617
Cisco Systems, Inc.	12,267	243,868
Dell, Inc.(a)	5,650	97,745
Dolby Laboratories, Inc.(a)	2,300	87,561
FARO Technologies, Inc.(a)	2,370	131,440
International Business Machines Corp.	3,305	650,193
IXYS Corp.(a)	6,615	78,917
LSI Corporation(a)	11,470	98,642

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Shares	Value
Motorola Solutions, Inc.	4,672	$232,666
Netgear, Inc.(a)	2,195	82,466
Northrop Grumman Corp.	3,620	216,512
NTT DoCoMo, Inc.—ADR	9,265	158,339
Plantronics, Inc.	2,830	105,559
QUALCOMM, Inc.	2,610	162,290
ResMed, Inc.(a)	3,460	101,378
Rofin-Sinar Technologies, Inc.(a)	2,495	58,533
SanDisk Corp.(a)	610	30,171
Semtech Corp.(a)	3,895	111,825
St. Jude Medical, Inc.	5,620	236,715
Telefonaktiebolaget LM Ericsson—ADR	19,700	196,606
Texas Instruments, Inc.	5,686	189,628
Viasat, Inc.(a)	1,930	89,031

		5,851,152

Construction of Buildings—0.24%
Sun Hung Kai Properties Ltd.—ADR	9,155	139,705
Tutor Perini Corp.(a)	3,255	51,364

		191,069

Couriers and Messengers—0.19%
United Parcel Service, Inc.	1,985	152,627

Credit Intermediation and Related Activities—5.65%
Ameriprise Financial, Inc.	3,648	203,412
Bank of America Corp.	17,341	138,208
BBCN Bancorp, Inc.(a)	6,370	65,293
Citigroup, Inc.	6,831	227,609
Credit Suisse Group AG—ADR	6,215	166,686
Discover Financial Services	14,747	442,558
Fifth Third Bancorp	15,776	214,711
Flushing Financial Corp.	7,210	93,370
Home Bancshares, Inc.	3,300	83,160
Independent Bank Corp.	3,270	89,892
JPMorgan Chase & Co.	8,956	351,432
Nordea Bank AB—ADR	24,675	239,841
PNC Financial Services Group, Inc.	4,258	253,436
Prosperity Bancshares, Inc.	2,390	104,539
Shinhan Financial Group Co. Ltd.—ADR(a)	2,275	176,677
State Street Corp.	5,788	244,427
Susquehanna Bancshares, Inc.	11,535	106,929
Texas Capital Bancshares, Inc.(a)	2,100	71,169
Trustmark Corp.	3,905	92,080
Turkiye Garanti Bankasi AS—ADR	27,375	103,478
United Overseas Bank Ltd.—ADR	4,100	117,957
US Bancorp	5,286	155,408
Visa, Inc.	2,760	321,182
Webster Financial Corp.	5,180	113,338
Wells Fargo & Co.	10,207	319,377

		4,496,169

Data Processing, Hosting and Related Services—0.65%
AOL, Inc.(a)	5,491	98,618
ExlService Holdings, Inc.(a)	2,115	58,839
Fiserv, Inc.(a)	2,895	191,939

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Shares	Value
InterXion Holding NV(a)(b)	3,105	$48,997
Knology, Inc.(a)	6,875	122,581

		520,974

Educational Services—0.13%
Greenway Med Technologies Inc Com(a)	2,765	40,922
ITT Educational Services, Inc.(a)	935	64,178

		105,100

Electrical Equipment, Appliance, and Component Manufacturing—0.66%
Cooper Industries PLC	3,052	186,843
Schneider Electric SA—ADR	24,820	336,311

		523,154

Electronics and Appliance Stores—0.14%
GameStop Corp.(a)	4,930	112,305

Fabricated Metal Product Manufacturing—1.00%
Chart Industries, Inc.(a)	1,850	126,522
Ducommun, Inc.	1,530	23,363
Harsco Corp.	3,307	73,515
QLogic Corp.(a)	5,960	102,452
Silgan Holdings, Inc.	2,750	116,930
Stanley Black & Decker, Inc.	3,098	237,926
Timken Co.	2,210	115,804

		796,512

Food and Beverage Stores—0.95%
Casey’s General Stores, Inc.	2,815	144,212
Fresh Market, Inc.(a)	1,885	84,863
Koninklijke Ahold NV—ADR	21,580	296,293
Kroger Co.	9,720	231,239

		756,607

Food Manufacturing—1.73%
Bunge Ltd.(b)	900	60,588
Givaudan SA—ADR	15,285	290,109
Hormel Foods Corp.	4,170	118,720
J&J Snack Foods Corp.	2,170	108,869
Nestle SA—ADR	3,795	232,596
Smithfield Foods, Inc.(a)	6,080	142,454
Unilever NV—ADR	12,662	421,771

		1,375,107

Food Services and Drinking Places—1.39%
AFC Enterprises, Inc.(a)	7,990	127,760
Brinker International, Inc.	5,570	153,676
Buffalo Wild Wings, Inc.(a)	1,185	102,491
CEC Entertainment, Inc.	2,505	95,591
Cheesecake Factory, Inc.(a)	2,380	70,543
Jack in the Box, Inc.(a)	4,485	106,967
McDonald’s Corp.	1,375	136,510
Sodexo—ADR	4,050	313,632

		1,107,170

Forestry and Logging—0.23%
Weyerhaeuser Co.	8,732	182,411

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Shares	Value
Gasoline Stations—0.18%
Susser Holdings Corp.(a)	5,525	$140,004

General Merchandise Stores—1.37%
Costco Wholesale Corp.	835	71,860
Kohl’s Corp.	4,270	212,134
O’Reilly Automotive, Inc.(a)	2,960	256,040
Target Corp.	2,609	147,904
TESCO PLC—ADR	14,875	226,100
Wal-Mart Stores, Inc.	2,919	172,455

		1,086,493

Health and Personal Care Stores—0.30%
CVS Caremark Corp.	5,380	242,638

Heavy and Civil Engineering Construction—0.44%
Fluor Corp.	2,120	128,217
Gafisa SA—ADR	9,980	55,389
Granite Construction, Inc.	2,375	67,925
MYR Group, Inc.(a)	4,950	99,149

		350,680

Hospitals—0.18%
HCA Holdings, Inc.	5,269	140,525

Insurance Carriers and Related Activities—2.30%
Alterra Capital Holdings Ltd.(b)	4,526	103,917
Catalyst Health Solutions, Inc.(a)	2,075	128,692
Humana, Inc.	2,775	241,703
MetLife, Inc.	5,668	218,501
Primerica, Inc.	4,140	103,583
ProAssurance Corp.	1,045	91,709
Travelers Companies, Inc.	2,896	167,881
UnitedHealth Group, Inc.	5,255	292,966
Unum Group	6,965	160,543
Willis Group Holdings PLC(b)	9,020	323,638

		1,833,133

Leather and Allied Product Manufacturing—0.38%
Iconix Brand Group, Inc.(a)	7,035	127,756
Steven Madden Ltd.(a)	4,050	174,879

		302,635

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works)—0.04%
RPX Corp.(a)	2,090	35,217

Machinery Manufacturing—2.95%
Applied Materials, Inc.	19,465	238,251
Barnes Group, Inc.	4,380	121,326
Canon, Inc.—ADR	4,150	188,161
Caterpillar Inc.	1,050	119,921
Columbus McKinnon Corp.(a)	4,980	82,917
Cummins, Inc.	2,520	303,836
ESCO Technologies, Inc.	2,445	87,507
Esterline Technologies Corp.(a)	2,375	154,256
FANUC Corporation—ADR(a)	5,600	169,736
Gardner Denver, Inc.	910	62,499
General Electric Co.	17,774	338,595
Kadant, Inc.(a)	3,945	86,159

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Shares	Value
Lufkin Industries, Inc.	1,330	$105,921
Pitney Bowes, Inc.	10,640	192,903
Volksbank Stemweder Berg	4,975	92,286

		2,344,274

Management of Companies and Enterprises—1.00%
American Equity Invesment Life Holdings Co.	10,160	122,936
Bunzl PLC—ADR	4,055	313,370
Cardinal Financial Corp.	7,445	80,034
City Holding Co.	2,450	83,962
Dime Community Bancshares, Inc.	5,845	81,362
Park National Corp.	1,600	110,144

		791,808

Merchant Wholesalers, Durable Goods—0.92%
AM Castle & Co.(a)	8,600	98,470
Anixter International, Inc.(a)	1,975	137,342
Applied Industrial Technologies, Inc.	3,710	149,031
Covidien PLC(b)	4,356	227,601
United Stationers, Inc.	4,080	118,483

		730,927

Merchant Wholesalers, Nondurable Goods—0.53%
Acuity Brands, Inc.	1,760	109,454
AmerisourceBergen Corp.	3,100	115,785
Sara Lee Corp.	9,521	192,800

		418,039

Mining (except Oil and Gas)—2.35%
BHP Billiton PLC—ADR	2,695	174,663
Coeur d’Alene Mines Corp.(a)	3,685	104,801
Consol Energy, Inc.	2,804	100,439
Freeport-McMoRan Copper & Gold, Inc.	3,690	157,046
Goldcorp, Inc.(b)	5,800	281,301
New Gold, Inc.(a)(b)	22,270	260,559
Potash Corp of Saskatchewan, Inc.—ADR	4,255	198,070
Rio Tinto PLC—ADR	4,050	230,567
Silver Wheaton Corp.(b)	6,030	231,371
Vulcan Materials Co.	2,954	131,630

		1,870,447

Miscellaneous Manufacturing—1.06%
Align Technology, Inc.(a)	5,430	139,062
Baxter Intl, Inc.	4,199	244,088
Coach, Inc.	1,485	111,137
CONMED Corp.(a)	3,215	95,936
CryoLife, Inc.(a)	8,865	48,314
Haemonetics Corp.(a)	1,620	108,589
Merit Medical Systems, Inc.(a)	7,835	98,094

		845,220

Motion Picture and Sound Recording Industries—0.32%
Cinemark Holdings, Inc.	4,095	85,667
Corus Entertainment, Inc.(b)	7,585	167,553

		253,220

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Shares	Value
Motor Vehicle and Parts Dealers—0.09%
AutoNation, Inc.(a)	2,150	$73,272

Nonstore Retailers—0.36%
eBay, Inc.(a)	5,458	195,069
InterActiveCorp	2,085	95,076

		290,145

Oil and Gas Extraction—3.82%
Akzo Nobel NV—ADR	12,485	237,590
BASF SE—ADR	2,085	183,240
Baytex Energy Corp.(b)	3,790	218,873
Berry Petroleum Co.	2,360	127,346
BG Group PLC—ADR	11,375	273,227
Carrizo Oil & Gas, Inc.(a)	4,080	114,934
Cenovus Energy, Inc.(b)	4,320	167,616
El Paso Corp.	5,647	157,043
Helmerich & Payne, Inc.	2,820	172,866
Hess Corp.	4,084	265,132
Marathon Oil Corp.	8,100	274,509
Noble Energy, Inc.	739	72,163
OGX Petroleo e Gas Participacoes SA—ADR(a)	17,890	179,795
Penn West Petroleum Ltd.(b)	6,060	132,108
Rosetta Resources, Inc.(a)	1,930	98,507
SM Energy Co.	1,391	109,500
Swift Energy Co.(a)	1,970	59,159
Tullow Oil PLC—ADR	16,505	193,604

		3,037,212

Other Information Services—0.30%
Google, Inc.(a)	278	171,874
QuinStreet, Inc.(a)	6,065	63,379

		235,253

Paper Manufacturing—0.12%
Boise, Inc.	11,570	95,221

Personal and Laundry Services—0.31%
Weight Watchers International, Inc.	3,130	244,077

Petroleum and Coal Products Manufacturing—2.81%
Chevron Corp.	5,323	580,846
ConocoPhillips	2,645	202,475
Exxon Mobil Corp.	13,729	1,187,558
HollyFrontier Corp.	3,990	130,194
Valero Energy Corp.	5,560	136,164

		2,237,237

Plastics and Rubber Products Manufacturing—0.42%
Bridgestone Corp.—ADR(a)	3,290	159,072
Cooper Tire & Rubber Co.(b)	4,380	72,708
Goodyear Tire & Rubber Co.(a)	7,891	101,478

		333,258

Professional, Scientific, and Technical Services—3.02%
Accenture PLC(b)	2,370	141,110
comScore, Inc.(a)	3,430	75,426

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Shares	Value
CRA International, Inc.(a)	2,215	$52,739
FTI Consulting, Inc.(a)	1,760	70,523
ICON PLC—ADR(a)	4,100	86,838
KEYW Holding Corp.(a)	5,385	38,234
Mastercard, Inc.	875	367,500
Moody’s Corp.	3,485	134,556
National CineMedia, Inc.	5,425	86,312
Omnicom Group, Inc.	3,488	172,446
priceline.com, Inc.(a)	250	156,755
Quality Systems, Inc.	2,525	108,247
SGS SA—ADR	17,000	317,390
SolarWinds, Inc.(a)	2,450	91,287
Synaptics, Inc.(a)	1,855	68,171
Syntel, Inc.	1,265	64,768
TeleTech Holdings, Inc.(a)	5,895	90,017
Tetra Tech, Inc.(a)	3,490	85,714
ValueClick, Inc.(a)	5,930	123,344
Vocus, Inc.(a)	5,215	70,559

		2,401,936

Publishing Industries (except Internet)—4.10%
BMC Software, Inc.(a)	5,890	220,522
CA, Inc.	4,160	112,445
EPAM Systems, Inc.(a)	2,790	39,367
Informa PLC—ADR	15,765	216,296
Intuit, Inc.	1,210	69,986
LogMein, Inc.(a)	3,005	110,764
Microsoft Corp.	24,501	777,662
Oracle Corp.	24,186	707,924
Progress Software Corp.(a)	4,425	102,616
Reed Elsevier PLC—ADR	6,835	238,951
Sage Group PLC—ADR	9,060	179,433
SAP AG—ADR	4,310	291,399
SS&C Technologies Holdings, Inc.(a)	6,260	129,707
Symantec Corp.(a)	3,450	61,548

		3,258,620

Rail Transportation—0.54%
CSX Corp.	2,300	48,323
Norfolk Southern Corp.	2,555	176,040
Union Pacific Corp.	1,850	203,962

		428,325

Rental and Leasing Services—0.08%
McGrath Rentcorp.	2,020	64,135

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—0.49%
Deutsche Boerse AG—ADR	23,500	153,925
Legg Mason, Inc.	5,638	154,425
Piper Jaffray Cos.(a)	3,155	77,550

		385,900

Support Activities for Mining—1.77%
Halliburton Co.	3,500	128,065
Key Energy Services, Inc.(a)	4,540	77,452
Petrofac Ltd.—ADR	12,885	163,640

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Shares	Value
Pioneer Drilling Co.(a)	11,170	$111,253
Precision Drilling Corp.(a)(b)	6,125	74,174
Schlumberger Ltd.(b)	5,253	407,686
Subsea 7 SA—ADR(a)	10,870	261,532
Transocean Ltd.(b)	3,454	184,236

		1,408,038

Support Activities for Transportation—0.20%
HUB Group, Inc.(a)	4,415	157,306

Telecommunications—3.47%
AT&T, Inc.	13,879	424,559
Atlantic Tele-Network, Inc.	1,635	62,653
CenturyLink, Inc.	5,750	231,438
China Mobile Ltd.—ADR	3,745	198,522
Deutsche Telekom AG—ADR	15,880	186,431
j2 Global, Inc.	4,130	122,124
KDDI Corp.—ADR(a)	16,175	257,506
NTELOS Holdings Corp.	3,117	72,470
RigNet, Inc.(a)	4,750	80,750
Viacom, Inc.	9,944	473,533
Vodafone Group PLC—ADR	23,924	648,102

		2,758,088

Transportation Equipment Manufacturing—2.03%
Eaton Corp.	4,000	208,760
General Motors Co.(a)	4,669	121,487
Honeywell International, Inc.	3,521	209,746
Johnson Controls, Inc.	3,665	119,589
PACCAR, Inc.	3,160	145,392
Tenneco, Inc.(a)	3,160	121,660
Textron, Inc.	6,155	169,324
Toyota Motor Corp.—ADR	3,350	277,078
Triumph Group Inc.	1,500	95,700
United Technologies Corp.	1,760	147,611

		1,616,347

Utilities—1.90%
Calpine Corp.(a)	12,450	190,610
Cleco Corp.	2,970	114,286
Consolidated Edison, Inc.	1,610	93,541
Edison International	5,229	218,937
Exelon Corp.	4,638	181,207
Linde AG—ADR	18,710	311,428
NorthWestern Corp.	2,110	73,280
PPL Corp.	5,964	170,272
UIL Holdings Corp.	2,170	76,493
Wisconsin Energy Corp.	2,500	85,200

		1,515,254

Waste Management and Remediation Services—0.11%
US Ecology, Inc.	4,445	83,877

Wholesale Electronic Markets and Agents and Brokers—0.07%
Tech Data Corp.(a)	1,050	56,154

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2012 (Unaudited) (Continued)

	Shares	Value
Wood Product Manufacturing—0.19%
Koppers Holdings, Inc.	1,815	$68,298
Leucadia National Corp.	2,680	76,353

		144,651

Total Common Stocks (Cost $50,996,107)		60,156,563

Exchange-Traded Funds—19.39%
Guggenheim Frontier Markets ETF	21,099	442,024
iShares MSCI EAFE Index Fund	39,439	2,157,312
iShares MSCI United Kingdom Index Fund	24,829	435,252
iShares Russell 1000 Value Index Fund	73,493	5,034,271
iShares Russell 2000 Index Fund	17,848	1,445,510
SPDR S&P Emerging Markets SmallCap ETF	25,050	1,173,593
Vanguard MSCI Emerging Markets ETF	12,436	555,019
Vanguard MSCI European ETF	27,310	1,257,899
Vanguard MSCI Pacific ETF	26,463	1,399,363
Vanguard Total Stock Market ETF	21,658	1,524,940

Total Exchange-Traded Funds (Cost $13,512,797)		15,425,183

Real Estate Investment Trusts—1.32%
DCT Industrial Trust, Inc.	17,245	97,607
DuPont Fabros Technology, Inc.	4,305	98,585
EastGroup Properties, Inc.	2,605	125,535
Entertainment Properties Trust	2,605	118,528
Home Properties, Inc.	2,285	131,685
LaSalle Hotel Properties	4,780	127,530
Public Storage	810	108,597
Sovran Self Storage, Inc.	2,955	140,391
Tanger Factory Outlet Centers	3,590	105,115

Total Real Estate Investment Trusts (Cost $878,729)		1,053,573

	Principal Amount
Short-Term Investments—3.29%
AIM STITT-Treasury Portfolio	$131,069	131,069
Fidelity Institutional Government Portfolio	2,488,936	2,488,936

Total Short-Term Investments (Cost $2,620,005)		2,620,005

Total Investments (Cost $68,007,638)—99.62%		79,255,324
Other Assets in Excess of Liabilities—0.38%		301,909

Total Net Assets—100.00%		$79,557,233

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

PMC Funds

February 29, 2012 (Unaudited)

Statements of Assets and Liabilities

	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)	$94,636,337	$79,255,324
Foreign currencies(2)	218,140	—
Cash	6,636	32,445
Receivable for investments sold	4,140,540	785,887
Dividends, interest receivable	363,360	116,222
Cash collateral held at broker for futures contracts	93,567	—
Receivable for Fund shares sold	379,711	388,606
Other Assets	10,817	8,950

Total Assets	99,849,108	80,587,434

Liabilities
Payable for investments purchased	13,283,757	545,194
Payable for Fund shares redeemed	378,232	364,199
Payable to affiliates	29,319	45,672
Payable to Adviser	25,902	48,045
Accrued distribution fee	24,091	8,797
Accrued expenses and other liabilities	12,303	18,294

Total Liabilities	13,753,604	1,030,201

Net Assets	$86,095,504	$79,557,233

Net assets consist of:
Paid-in capital	82,065,833	68,631,629
Accumulated net investment income (loss)	146,592	(54,081)
Accumulated net realized gain (loss)	774,572	(267,501)
Net unrealized appreciation (depreciation) on:
Investments	3,129,181	11,247,686
Futures contracts	(16,232)	—
Purchased options	(10,773)	—
Foreign currency translation	6,331	(500)

Net assets	$86,095,504	$79,557,233

Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	5,170,458	4,285,126
Net asset value and redemption price per share	$16.65	$18.57

[1] Cost of Investments	$91,517,929	$68,007,638
[2] Cost of Foreign Currencies	$211,809	$—

The accompanying notes are an integral part of these financial statements.

PMC Funds

For the Six Months Ended February 29, 2012 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Interest	$854,379	163
Dividend	354,641	723,374 (1)

	1,209,020	723,537

Expenses:
Investment advisory fees	320,161	328,201
Distribution fees	100,050	86,369
Fund accounting fees	38,665	26,080
Fund administration fees	28,026	27,434
Transfer agent fees and expenses	24,996	24,314
Custody fees	11,630	21,108
Legal fees	11,357	8,583
Federal and state registration fees	11,029	12,540
Audit and tax fees	8,688	8,370
Chief Compliance Officer fees and expenses	7,189	8,645
Reports to shareholders	4,413	4,630
Trustees’ fees and related expenses	2,666	2,666
Other expenses	4,868	4,745

Total expenses before waiver	573,738	563,685
Less waivers and reimbursements by Adviser (Note 4)	(173,537)	(79,870)

Net expenses	400,201	483,815

Net Investment Income	808,819	239,722

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	954,987	102,834
Futures contracts closed	135,763	—
Purchased options	(6,924)
Foreign currency translation	(3,814)	(173)

	1,080,012	102,661

Net change in unrealized appreciation (depreciation) on:
Investments	916,366	6,552,003
Futures contracts	(49,766)	—
Purchased options	3,223	—
Foreign currency translation	9,023	(452)

	878,846	6,551,551
Net gain on investments, futures and foreign currency translation	1,958,858	6,654,212

Net Increase in Net Assets Resulting from Operations	$2,767,677	$6,893,934

(1)	Net of $12,344 in foreign withholding tax and ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations:
Net investment income	$808,819	$2,038,051
Net realized gain on investments, futures and foreign currency	1,080,012	1,891,431
Net change in unrealized appreciation (depreciation)	878,846	(980,740)

Net increase in net assets resulting from operations	2,767,677	2,948,742

Dividends and distributions to shareholders:
Net investment income	(1,531,700)	(2,016,491)
Net realized gains	(957,516)	(2,937,498)

Total dividends and distributions	(2,489,216)	(4,953,989)

Fund share transactions:
Shares sold	25,588,371	26,237,478
Shares issued to holders in reinvestment of dividends	2,323,953	4,508,646
Shares redeemed*	(15,755,397)	(25,669,825)

Net increase	12,156,927	5,076,299

Net increase in net assets	12,435,388	3,071,052

Net Assets:
Beginning of period	73,660,116	70,589,064

End of period**	86,095,504	73,660,116

** Including undistributed net investment income of:	$146,592	$865,352

Change in shares outstanding:
Shares sold	1,541,209	1,588,356
Shares issued to holders in reinvestment of dividends	142,399	283,384
Shares redeemed	(947,567)	(1,547,760)

Net increase	736,041	323,980

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Diversified Equity Fund

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations:
Net investment income	$239,722	$293,523
Net realized gain on investments and foreign currency translation	102,661	3,165,960
Net change in unrealized appreciation	6,551,551	4,345,758

Net increase in net assets resulting from operations	6,893,934	7,805,241

Dividends and distributions to shareholders:
Net investment income	(405,544)	(267,368)
Net realized gains	(2,363,785)	(1,614,157)

Total dividends and distributions	(2,769,329)	(1,881,525)

Fund share transactions:
Shares sold	19,121,797	31,769,814
Shares issued to holders in reinvestment of dividends	2,677,262	1,814,786
Shares redeemed*	(10,510,064)	(20,780,986)

Net increase	11,288,995	12,803,614

Net increase in net assets	15,413,600	18,727,330

Net Assets:
Beginning of period	64,143,633	45,416,303

End of period**	79,557,233	64,143,633

** Including undistributed net investment (loss) income of:	$(54,081)	$100,750

Change in shares outstanding:
Shares sold	1,097,659	1,701,904
Shares issued to holders in reinvestment of dividends	158,044	99,223
Shares redeemed	(602,363)	(1,130,299)

Net increase (decrease)	653,340	670,828

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Period Ended August 31, 2008(1)
Net asset value, beginning of period	$16.61	$17.17	$16.62	$15.61	$15.00

Income from investment operations:
Net investment income	0.17	0.48 (2)	0.54 (2)	0.69 (2)	0.46
Net realized and unrealized gain	0.37	0.21	1.16	1.35	0.29

Total from investment operations	0.54	0.69	1.70	2.04	0.75

Less distributions paid:
Dividends from net investment income	(0.31)	(0.51)	(0.74)	(0.66)	(0.12)
Distributions from net realized gains	(0.19)	(0.74)	(0.41)	(0.40)	(0.02)

Total distributions paid	(0.50)	(1.25)	(1.15)	(1.06)	(0.14)

Paid-in capital from redemption fees	—	—	0.00 (3)	0.03	0.00 (3)

Net asset value, end of period	$16.65	$16.61	$17.17	$16.62	$15.61

Total return(4)	3.35%	4.34%	10.79%	13.87%	5.03%

Ratios/supplemental data
Net assets, end of period (000)	$86,096	$73,660	$70,589	$59,957	$77,886
Ratio of expenses to average net assets before waiver and reimbursements(5)	1.43%	1.50%	1.49%	1.65%	1.59%
Ratio of expenses to average net assets after waiver and reimbursements(5)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets before waiver and reimbursements(5)	1.59%	2.43%	2.77%	3.76%	3.05%
Ratio of net investment income to average net assets after waiver and reimbursements(5)	2.02%	2.92%	3.26%	4.41%	3.64%
Portfolio turnover rate(4)	140.7%	327.1%	359.0%	403.0%	493.8%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC Diversified Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Year Ended August 31, 2010	Period Ended August 31, 2009(1)
Net asset value, beginning of period	$17.66	$15.34	$14.84	$15.04

Income (loss) from investment operations:
Net investment income (loss)(2)	0.06	0.09	0.08	(0.00	)(3)
Net realized and unrealized gain (loss)	1.53	2.82	0.52	(0.20)

Total from investment operations	1.59	2.91	0.60	(0.20)

Less distributions paid:
Dividends from net investment income	(0.10)	(0.08)	(0.03)	—
Distributions from net realized gains	(0.58)	(0.51)	(0.07)	—

Total distributions paid	(0.68)	(0.59)	(0.10)	—

Paid-in capital from redemption fees	—	—	0.00 (3)	—

Net asset value, end of period	$18.57	$17.66	$15.34	$14.84

Total return(4)	9.39%	18.87%	4.02%	(1.33)%

Ratios/supplemental data
Net assets, end of period (000)	$79,557	$64,144	$45,416	$59,764
Ratio of expenses to average net assets before waiver and reimbursements(5)	1.63%	1.70%	1.75%	16.85%
Ratio of expenses to average net assets after waiver and reimbursements(5)	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets before waiver and reimbursements(5)	0.46%	0.17%	0.14%	(16.64)%
Ratio of net investment income (loss) to average net assets after waiver and reimbursements(5)	0.69%	0.47%	0.49%	(1.19)%
Portfolio turnover rate(4)	17.1%	65.3%	83.4%	0.7%

(1)	The Fund commenced operations on August 26, 2009.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 29, 2012

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal. The investment objective of the Diversified Equity Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Diversified Equity Fund became effective and commenced operations on August 26, 2009. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, futures contracts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2012

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 29, 2012:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Asset Backed Securities	$—	$2,765,269	$—	$2,765,269
Corporate Bonds	—	22,453,468	—	22,453,468
Foreign Bonds	—	1,547,324	—	1,547,324
Mortgage Backed Securities	—	15,023,928	—	15,023,928
U.S. Government Agency Issues	—	15,909,792	—	15,909,792
U.S. Treasury Obligations	—	7,914,265	—	7,914,265
Foreign Government Agency Issues	—	757,698	—	757,698
Municipal Bonds	—	250,606	—	250,606

Total Assets	—	66,622,350	—	66,622,350
Exchange-Traded Funds	14,905,874	—	—	14,905,874
Purchased Options	1,187			1,187
Short-Term Investments	6,111,763	6,995,163	—	13,106,926

Total Investments in Securities	$21,018,824	$73,617,513	$—	$94,636,337

Liabilities:
Futures Contracts*	$(16,232)	$—	$—	$(16,232)

*	Futures contracts are derivative instruments not reflected in the Schedule of Investments. This amount represents unrealized appreciation on futures contracts sold of $16,300 and unrealized depreciation on futures contracts purchased of $32,532.

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2012

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$60,156,563	$—	$—	$60,156,563
Exchange-Traded Funds	15,425,183	—	—	15,425,183
Real Estate Investment Trusts	1,053,573	—	—	1,053,573

Total Equity	76,635,319	—	—	76,635,319
Short-Term Investments	2,620,005	—	—	2,620,005

Total Investments in Securities	$79,255,324	$—	$—	$79,255,324

During the six months ended February 29, 2012, no securities were transferred into or out of Level 1 or 2.

The Funds held no Level 3 securities during the six months ended February 29, 2012.

In March 2008, Statement of Financial Accounting Standards, “Disclosures about Derivative Instruments and Hedging Activities” was issued and is effective for interim and annual periods beginning after November 15, 2008. Disclosures about Derivative Instruments and Hedging Activities is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may use certain options and futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the six months ended February 29, 2012.

Core Fixed Income Fund

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of February 29, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities	Value
Purchased Options	Assets; Investments	$1,187
Futures Contracts	Assets; Cash collateral held at broker for futures contracts	$(16,232)

Total		$(15,045)

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2012

Core Fixed Income Fund

The Effect of Derivative Instruments on the Statement of Operations for the six months ended February 29, 2012 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Purchased Options	Net realized gain (loss) on: Investments	$(6,924)
Futures Contracts	Net realized gain (loss) on: Futures contracts closed	$135,763

Total		$128,839

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Purchased Options	Net change in unrealized appreciation (depreciation) on: Investments	$3,223
Futures Contracts	Net change in unrealized appreciation (depreciation) on: Futures contracts	$(49,766)

Total		$(46,543)

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2012

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

(d)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(e)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g)	Share Valuation

The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds no longer charge a redemption fee, therefore the offering and redemption price per share are equal to the Fund’s net asset value per share.

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2012

(h)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

(i)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long -Term Capital Gains
Year Ended August 31, 2010	$4,087,386	$—
Year Ended August 31, 2011	4,323,619	630,370

Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2010	$403,287	$—
Year Ended August 31, 2011	1,618,135	263,390

As of August 31, 2011, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$82,084,019	$59,649,859

Gross tax unrealized appreciation	$2,477,764	$7,976,395
Gross tax unrealized depreciation	(310,360)	(3,729,094)

Net tax unrealized appreciation (depreciation)	$2,167,404	$4,247,301

Undistributed ordinary income	1,228,201	963,289
Undistributed long-term capital gain	312,178	1,590,457

Total distributable earnings	$1,540,379	$2,553,746
Other accumulated gain/(loss)	(43,427)	(48)

Total accumulated earnings/(loss)	$3,751,210	$6,800,999

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2012

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2011, the following table shows the reclassifications made:

	Core Fixed Income Fund	Diversified Equity Fund
Undistributed Net Investment Income (Loss)	$(268,110)	$(50,489)
Accumulated Net Realized Gain (Loss)	$(354,091)	$(596,148)
Paid-in Capital	$622,201	$646,637

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2011. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2011. At August 31, 2011, the fiscal years 2008 through 2011 remain open to examination in the Core Fixed Income Fund’s major tax jurisdictions. At August 31, 2011, the fiscal years 2009 through 2011 remain open to examination in the Diversified Equity Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.95% for the Diversified Equity Fund and 0.80% for the Core Fixed Income Fund of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total annual operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connections with any merger or reorganizations, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 1.00% for the Core Fixed Income Fund and 1.40% for Diversified Equity Fund (the “Expense Limitation Cap”) of each Fund’s average daily net assets.

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.

Core Fixed Income Fund

Neuberger Berman Fixed Income LLC

Schroder Investment Management North America Inc.

William Blair & Company, L.L.C.

Diversified Equity Fund

Delaware Management Company

Loomis, Sayles & Company, L.P.

Mellon Capital Management Corporation

Neuberger Berman Management LLC

William Blair & Company, L.L.C.

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2012

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes the Trust to pay Foreside Fund Services, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets. During the six months ended February 29, 2012, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$100,050
Diversified Equity Fund	$86,369

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. This same Trustee is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to several series of the Trust, but not the Funds. The Chief Compliance Officer is also an employee of U.S. Bancorp Fund Services, LLC. For the six months ended February 29, 2012, the Funds were allocated $7,189 and $8,645 of the Trust’s Chief Compliance Officer fee for the Core Fixed Income Fund and Diversified Equity Fund, respectively.

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 29, 2012 are summarized below.

	PMC Core Fixed Income	PMC Diversified Equity
Purchases:
U.S. Government	$96,887,626	$—
Other	20,882,805	18,453,541

Sales
U.S. Government	$87,440,698	$—
Other	18,427,924	11,463,876

(8)	New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information (Unaudited)

Tax Information

For the fiscal year ended August 31, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fixed Income Fund	3.34%
Diversified Equity Fund	52.46%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2011 was as follows:

Core Fixed Income Fund	3.34%
Diversified Equity Fund	24.30%

For the year August 31, 2011, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Core Fixed Income Fund	53.36%
Diversified Equity Fund	83.48%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section (852)(b)(3), the amount necessary to reduce the earnings on profits of the Funds related to net capital gain to zero for the tax year ended August 31, 2011. Both Funds utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deduction. The amounts designated as long-term capital gains were as follows:

Core Fixed Income Fund	$126,097
Diversified Equity Fund	$400,344

Indemnification

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling 1-866-762-7338.

PMC Funds

Additional Information (Continued)

(Unaudited)

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting (2004–present).	27	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 55	Trustee	Indefinite Term; Since August 22, 2001	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986–present).	27	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 68	Trustee	Indefinite Term; Since October 23, 2009	Retired; Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994–present); Vice President, Secretary, Treasurer and CCO of Granum Series Trust (an open-end investment company) (1997–2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997–2007).	27	Independent Trustee, Gottex Multi-Asset Endowment Fund complex (three closed-end investment companies); Independent Trustee, Gottex Multi-Alternatives Fund complex (three closed-end investment companies); Manager, Ramius IDF, LLC (two closed-end investment companies).

Interested Trustee and Officers
Joseph C. Neuberger(1) 615 E. Michigan St. Milwaukee, WI 53202 Age: 49	Chairperson, President and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	27	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 10, 2008 (Vice President); Since September 10, 2008 (Treasurer)	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Robert M. Slotky 615 E. Michigan St. Milwaukee, WI 53202 Age: 64	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since January 26, 2011	Senior Vice President, U.S. Bancorp Fund Services, LLC (2001–present).	N/A	N/A

Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 32	Secretary	Indefinite Term; Since November 15, 2005	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 38	Assistant Treasurer	Indefinite Term; Since January 10, 2008	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002–present).	N/A	N/A

Jesse J. Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Assistant Treasurer	Indefinite Term; Since July 21, 2011	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2008–present).	N/A	N/A
(1)	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-762-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record is available without charge, either upon request by calling the Funds toll free at 1-866-762-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 24th Floor Chicago, Illinois 60601

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on November 9, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	May 7, 2012

By (Signature and Title)*	/s/ John Buckel
John Buckel, Treasurer

Date	May 7, 2012

*	Print the name and title of each signing officer under his or her signature.